UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Annual Report to Shareholders for the period ended December 31, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Annual Report

December 31, 2005

Timothy Plan Family of Funds:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

December 31, 2005

ARTHUR D. ALLY

Dear Timothy Plan Strategic/Conservative Growth Variable Shareholder:

Looking at it one way, it seems like only yesterday that I was writing this letter for the year ending December 31, 2004; nevertheless, here we are one year later and it’s time for a 2005 year-end report. On the other hand, a lot has happened over the past twelve months. I am pleased to report that, following a shaky start over the first four months of the year, the market (and our funds) settled down and turned in positive and competitive performance.

As you know, your investment in either of our funds in this variable series is diversified into five of our underlying mutual funds which cover five distinct asset categories. We did make a sub-advisor change in one of our underlying funds in 2005. On March 1st, Westwood Holdings, Inc. out of Dallas, TX, assumed portfolio management responsibilities over our Large/Mid Cap Value Fund, which is found in both the Strategic Growth and Conservative Growth Variable sub-accounts. I believe the wisdom of this move speaks for itself as this was our best performing fund in 2005.

We also made one additional change that didn’t take effect until January 1, 2006 but it also involved Westwood Holdings, Inc. On January 3, 2006, Westwood’s Small-Cap Value team assumed responsibility for portfolio management of our flagship Small-Cap Value Fund, also found in both our Strategic and Conservative Variable sub-accounts and, although we cannot predict future results, we are confident that this will prove to be a positive change as well.

Although the mission of the Timothy Plan is about a lot more than current performance, we take our responsibility in this area very seriously. We believe good performance is dependent on good money management and, although performance tends to vary from year to year, we believe the sub-advisory firms managing our underlying funds are among the best in the industry.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught all across our nation. We have trained over 500 Christian financial professionals and the majority of them are teaching this life-changing series in the churches in their communities. We now have the entire series available on DVD which makes it suitable for adult Sunday School or group Bible study time-slots. If you would like more information on this, please call us at 1-800-846-7526 or look on our web site, www.timothyplan.com.

Once again, thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,
President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI 48412	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO 80904	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee since 1994	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2005 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024	Trustee	Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2005

Fund/Index	1 Year	Average Annual Total Return Since Inception May 1, 2002
Timothy Plan Conservative Growth Portfolio Variable Series	5.33%	4.65%
S&P 500 Index	4.91%	5.74%

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 1, 2002 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Investment Graph [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2005

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

Fixed Income	27.25%
Mid & Large Cap Value	23.75%
Mid & Large Cap Growth	19.95%
Small Cap Value	14.82%
Cash & Equivalents	13.23%
Other Assets Less Liabilities	1.00%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2005

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,051.90	$4.40
Hypothetical (5% return before expenses)	1,000.00	1,020.90	4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 5.19% for the six-month period of July 1, 2005, to December 31, 2005.

Timothy Plan Top Ten Holdings / Industries [8]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2005

MUTUAL FUNDS - 95.82%

number of shares		market value
368,313	Timothy Fixed Income Fund - Class A	$3,705,225
391,959	Timothy Large/Mid-Cap Growth Fund - Class A*	2,712,356
248,603	Timothy Large/Mid-Cap Value Fund - Class A	3,229,347
1,365,630	Timothy Money Market Fund	1,365,630
131,975	Timothy Small Cap Value Fund - Class A	2,015,263

	Total Mutual Funds (cost $12,540,412)	13,027,821

SHORT TERM INVESTMENTS - 3.19%

number of shares		market value
433,510	Fidelity Money Market Portfolio, 4.12% (A) (cost $433,510)	433,510

	Total Investments - 99.01% (cost $12,973,922)	13,461,331

	OTHER ASSETS LESS LIABILITIES, NET - 0.99%	135,280

	Net Assets - 100.00%	$13,596,611

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [9]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Market Value (cost $12,973,922) [NOTE 1]	$13,461,331
Receivables:
Fund Shares Sold	603
Interest	674
Dividends and Capital Gains	578,851
Prepaid Expenses	44

Total Assets	14,041,503

LIABILITIES

amount
Accrued Advisory Fees	$3,633
Payable for Fund Shares Redeemed	1,734
Payable for Securities Purchased	430,000
Accrued Expenses	9,525

Total Liabilities	444,892

NET ASSETS

amount
Net Assets	$13,596,611

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$12,547,317
Accumulated Undistributed Net Realized Gain on Investments	536,936
Accumulated Undistributed Net Investment Income	24,949
Net Unrealized Appreciation in Value of Investments	487,409

Net Assets	$13,596,611

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	1,159,649

Net Asset Value, Offering and Redemption Price Per Share ($13,596,611 / 1,159,649 Shares)	$11.72

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [10]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$22,211
Dividends	90,910

Total Investment Income	113,121

EXPENSES

amount
Investment Advisory Fees [Note 3]	8,987
Fund Accounting, Transfer Agency, & Administration Fees	21,524
Custodian Fees	2,884
Participation Fees	22,468
Audit Fees	3,124
Legal Expense	2,830
Printing Expense	2,159
Insurance Expense	461
Trustee Fees	279
Miscellaneous Expense	4,977

Total Expenses	69,693

Expenses Recouped by Adviser [NOTE 3]	6,697

Total Net Expenses	76,390

Net Investment Income	36,731

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	10,679
Capital Gain Distributions from other Investment Companies	543,016
Change in Unrealized Appreciation of Investments	486

Net Realized and Unrealized Gain on Investments	554,181

Increase in Net Assets Resulting from Operations	$590,912

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [11]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Income	$36,731	$25,826
Net Realized Gain on Investments	10,679	9,239
Capital Gain Distributions from Other Investment Companies	543,016	76,315
Net Change in Unrealized Appreciation of Investments	486	197,528

Net Increase in Net Assets (resulting from operations)	590,912	308,908

Distributions to Shareholders:
Net Investment Income	(23,564)	—
Net Realized Gains	(22,070)	—

Total Distributions to Shareholders	(45,634)	—

Capital Share Transactions:
Proceeds from Shares Sold	8,180,605	2,746,844
Dividends Reinvested	45,633	—
Cost of Shares Redeemed	(1,570,803)	(342,439)

Net Increase in Net Assets (resulting from capital share transactions)	6,655,435	2,404,405

Total Increase in Net Assets	7,200,713	2,713,313

Net Assets:
Beginning of Year	6,395,898	3,682,585

End of Year [Including accumulated undistributed net investment income of $24,949, and $11,782, respectively]	$13,596,611	$6,395,898

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	722,404	255,216
Shares Reinvested	4,000	—
Shares Redeemed	(139,073)	(32,059)

Net Increase in Number of Shares Outstanding	587,331	223,157

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [12]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.18	$10.55	$8.97	$10.00

Income from Investment Operations:
Net Investment Income (B)	0.05	0.03	0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.55	0.60	1.56	(1.07)

Total from Investment Operations	0.60	0.63	1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	(0.03)	—	—	(0.03)
Dividends from Realized Gains	(0.03)	—	—	—

Total Distributions	(0.06)	—	—	(0.03)

Net Asset Value at End of Period	$11.72	$11.18	$10.55	$8.97

Total Return (C)	5.33%	5.97%	17.61%	(10.00	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,597	$6,396	$3,683	$1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)	0.78%	0.65%	0.85%	3.09	%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)	0.85%	0.85%	0.85%	0.85	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)(F)	0.48%	0.74%	0.36%	(1.45	)%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)(F)	0.41%	0.54%	0.36%	0.79	%(G)

Portfolio Turnover	1.25%	2.26%	2.30%	6.48%

(A)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(B)	Per share amounts calculated using average shares.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	For periods of less than one full year, total returns are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2005

Fund/Index	1 Year	Average Annual Total Return Since Inception May 6, 2002
Timothy Plan Strategic Growth Portfolio Variable Series	5.89%	4.71%

S&P 500 Index	4.91%	5.74%

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 6, 2002 and held through December 31, 2005. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Investment Graph [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2005

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

Mid & Large Cap Growth	32.45%
Mid & Large Cap Value	19.36%
Small Cap Value	17.30%
Small Cap Growth	17.12%
Fixed Income	9.92%
Cash & Equivalents	1.35%
Other Assets less Liabilities	2.50%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [15]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2005

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,075.20	$4.45
Hypothetical (5% return before expenses)	1,000.00	1,020.90	4.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 7.52% for the six-month period of July 1, 2005, to December 30, 2005.

Timothy Plan Top Ten Holdings / Industries [16]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of December 31, 2005

MUTUAL FUNDS - 96.15%

number of shares		market value
224,029	Timothy Aggressive Growth - Class A	$1,653,337
95,228	Timothy Fixed Income - Class A	957,992
452,964	Timothy Large Mid Cap Growth - Class A*	3,134,514
143,963	Timothy Large Mid Cap Value - Class A	1,870,084
109,493	Timothy Small Cap Value - Class A	1,671,950

	Total Mutual Funds (cost $8,296,898)	9,287,877

SHORT TERM INVESTMENTS - 1.35%

number of shares		market value
130,856	Fidelity Money Market Portfolio, 4.12% (A) (cost $130,856)	130,856

	Total Investments - 97.50% (cost $8,427,754)	9,418,733

	OTHER ASSETS LESS LIABILITIES, NET - 2.50%	241,262

	Net Assets - 100.00%	$9,659,995

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at December 31, 2005.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [17]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2005

ASSETS

amount
Investments in Securities at Market Value (cost $8,427,754) [NOTE 1]	$9,418,733
Receivables:
Fund Shares Sold	5,168
Interest	127
Dividends	375,923
Prepaid Expenses	50

Total Assets	9,800,001

LIABILITIES

amount
Accrued Advisory Fees	$3,057
Payable for Fund Shares Redeemed	31
Payable for Securities Purchased	130,000
Accrued Expenses	6,918

Total Liabilities	140,006

NET ASSETS
amount
Net Assets	$9,659,995

SOURCES OF NET ASSETS

amount
At December 31, 2005, Net Assets Consisted of:
Paid-in Capital	$8,269,217
Accumulated Undistributed Net Realized Gain on Investments	399,799
Net Unrealized Appreciation in Value of Investments	990,979

Net Assets	$9,659,995

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	829,613

Net Asset Value, Offering and Redemption Price Per Share ($9,659,995 / 829,613 Shares)	$11.64

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [18]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$1,217
Dividends	29,044

Total Investment Income	30,261

EXPENSES

amount
Investment Advisory Fees [Note 3]	8,067
Fund Accounting, Transfer Agency, & Administration Fees	19,417
Custodian Fees	2,734
Participation Fees	20,169
Audit Fees	2,841
Legal Expense	2,520
Printing Expense	2,778
Insurance Expense	528
Trustee Fees	220
Miscellaneous Expense	4,366

Total Expenses	63,640

Expenses Recouped by Adviser [NOTE 3]	4,933

Total Net Expenses	68,573

Net Investment Loss	(38,312)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	69,867
Capital Gain Distributions from other Investment Companies	365,967
Net Change in Unrealized Appreciation of Investments	131,682

Net Realized and Unrealized Loss on Investments	567,516

Increase in Net Assets Resulting from Operations	$529,204

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [19]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	year ended 12/31/05	year ended 12/31/04
Operations:
Net Investment Loss	$(38,312)	$(5,666)
Net Realized Gain on Investments	69,867	53,280
Captial Gain Distrbitutions from Other Investment Companies	365,967	102,744
Net Change in Unrealized Appreciation of Investments	131,682	346,616

Net Increase in Net Assets (resulting from operations)	529,204	496,974

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	(161,628)	—

Total Distributions to Shareholders	(161,628)	—

Capital Share Transactions:
Proceeds from Shares Sold	2,775,375	3,645,222
Dividends Reinvested	161,628	—
Cost of Shares Redeemed	(1,051,806)	(897,362)

Net Increase in Net Assets (resulting from capital share transactions)	1,885,197	2,747,860

Total Increase in Net Assets	2,252,773	3,244,834

Net Assets:
Beginning of Year	7,407,222	4,162,388

End of Year [Including accumulated undistributed net investment income of $0, and $0, respectively]	$9,659,995	$7,407,222

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	247,904	348,152
Shares Reinvested	13,886	—
Shares Redeemed	(95,006)	(87,814)

Net Increase in Number of Shares Outstanding	166,784	260,338

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [20]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.18	$10.34	$8.25	$10.00

Income from Investment Operations:
Net Investment Loss (B)	(0.05)	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.71	0.85	2.11	(1.74)

Total from Investment Operations	0.66	0.84	2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—	—	—	—
Dividends from Realized Gains	(0.20)	—	—	—

Total Distributions	(0.20)	—	—	—

Net Asset Value at End of Period	$11.64	$11.18	$10.34	$8.25

Total Return (C)	5.89%	8.12%	25.33%	(17.50	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$9,660	$7,407	$4,162	$1,337

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)	0.79%	0.72%	0.85%	5.14	%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)	0.85%	0.85%	0.85%	0.85	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)(F)	0.42%	0.03%	0.41%	(4.52	)%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (E)(F)	0.48%	0.10%	(0.41)%	(0.23	)%(G)

Portfolio Turnover	3.43%	8.79%	4.94%	0.00%

(A)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.
(B)	Per share amounts calculated using average shares.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	For periods of less than one full year, total returns are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [21]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series’ of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (“the Board”). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

The Board of Trustees has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

Timothy Plan Notes to Financial Statements [22]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2005:

	purchases	sales
Conservative Growth Portfolio	$5,723,343	$100,000
Strategic Growth Portfolio	$1,985,000	$275,000

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board of Trustees on February 25, 2005. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of .10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2005 were $8,987 and $8,067 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,633 and $3,057, respectively, at December 31, 2005. An officer and trustee of the Funds is also an officer of the Adviser.

TPL has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Funds have agreed to repay these expenses in the first, second and third fiscal years following the year of the waivers/reimbursements, to the extent the total expenses of the Funds for any such year or years do not exceed the expense limitation of .85%.

Timothy Plan Notes to Financial Statements [23]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

For the year ended December 31, 2005, TPL recouped expenses from the Funds as follows:

(recoupments)
Conservative Growth Portfolio	$(6,697)
Strategic Growth Portfolio	$(4,933)

At December 31, 2005, there were no additional cumulative amounts available for recoupment that have been paid and/or waived by the Adviser on behalf of the Funds.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2005, Annuity Investors Life Insurance Co. held for the benefit of others in aggregate, approximately 48% of Conservative Growth Portfolio and approximately 78% of Strategic Growth Portfolio; American Individual Variable Co. held for the benefit of others in aggregate, approximately 50% of Conservative Growth Portfolio.

Note 5 – Unrealized Appreciation (Depreciation)

At December 31, 2005, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

	cost	app	dep	net app. / dep.
Conservative Growth Portfolio	$12,978,955	$553,079	$(70,703)	$482,376
Strategic Growth Portfolio	$8,461,369	$1,016,923	$59,559	$957,364

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2004 and 2005 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2005
Ordinary Income	$23,564	$—
Long-term Capital Gains	22,070	161,628

	$45,634	$161,628

2004
Ordinary Income	$—	$—
Long-term Capital Gains	—	—

	$—	$—

For the Conservative Growth Fund, a capital gain consent dividend of $84,192, equivalent to $0.15 per share, and an ordinary income dividend of $25,826, equivalent to $0.05 per share, was deemed to be paid on December 31, 2004.

Timothy Plan Notes to Financial Statements [24]

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$24,949	$—
Undistributed Long-term Capital Gains	541,969	433,414
Unrealized Appreciation*	482,376	957,364

	$1,049,294	$1,390,778

*	The difference between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

Dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net short-term realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2005, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

	ordinary income	realized gain/(loss)	paid-in-capital
Strategic Growth Portfolio	$38,312	$—	$(38,312)

Note 7 – Change in Independent Registered Public Accountant

On December 13, 2005, Tait, Weller, & Baker ceased being the Funds’ independent auditor as a result of the Board’s decision to change its accounting firm.

The reports of Tait, Weller, & Baker on the financial statements of the Funds for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Tait, Weller, & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller, & Baker would have caused them to make reference thereto in their report on the financial statements for such years.

The Funds, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen McCurdy, Ltd. (“Cohen”) as its new independent auditor as of December 13, 2005. Neither the Funds nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Timothy Plan Notes to Financial Statements [25]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Board Approval of Advisory Agreement (Unaudited)

The latest continuance of the Advisory Agreement with Timothy Partners, Ltd. (“TPL”) was approved by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2005. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for the Funds at .85% through April 30, 2008.

To further assist the Board in making its determination as to whether the Advisory Agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2004. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of the Funds’ performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of the Funds did not succumb to “style drift” in their management of the Funds’ assets, and that the Funds were committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed.

After careful discussion and consideration, the Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [26]

DISCLOSURES

December 31, 2005

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Tax Information (Unaudited)

We are required to advise you within 60 days of Funds’ fiscal year end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fiscal year ended December 31, 2005.

During the fiscal year ended December 31, 2005, the following Funds paid distributions derived from long-term capital gains, and hereby designate as capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(c) the following amounts:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Long-term Capital Gains	22,070	161,628
Per Share	0.026282	0.198247

Individual shareholders are eligible for reduced tax rates on qualified dividend income. During the fiscal year ended December 31, 2005, the percentage of total ordinary income dividends qualifying for the 15% dividend tax rate is as follows:

Conservative Growth Portfolio
Percentage	100.00%

Corporate shareholders may exclude from regular income a portion of qualifying dividends. During the fiscal year ended December 31, 2005, the percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is as follows:

Conservative Growth Portfolio
Percentage	100.00%

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting. Shareholders should consult their own tax advisers.

Timothy Plan Notes to Financial Statements [27]

To The Shareholders and

Board of Trustees of

The Timothy Plan

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the portfolios constituting The Timothy Plan, as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 2004 and the financial highlights for the periods indicated prior to December 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the Funds’ custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series, two of the portfolios constituting The Timothy Plan as of December 31,2005, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 21, 2006

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $83,500. and $79,500, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $22,000. and $24,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(1)	Code of Ethics required to be disclosed under item 2 is attached hereto.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 3/7/2006

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 3/7/2006

*	Print the name and title of each signing officer under his or her signature.